Other Financial Information - Summary of Transactions with Noncontrolling Interest Holders (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income (loss) attributable to Laureate Education, Inc.	$ 195,846	$ (97,958)	$ 116,385	$ (122,808)	$ 41,307	$ 86,317	$ 347,390	$ (103,167)	$ 91,465	$ 371,847	$ (316,248)
Changes in noncontrolling interests									(36,617)	3,104	(3,365)
Change from net income (loss) attributable to Laureate Education, Inc. and net transfers to the noncontrolling interests									79,896	372,850	(317,802)
Additional paid-in capital
Accumulated Other Comprehensive Income (Loss) [Line Items]
Changes in noncontrolling interests									$ (11,569)	$ 1,003	$ (1,554)